Commitments and Contingent Liabilities (Details) $ in Thousands, $ in Millions			12 Months Ended
	Sep. 12, 2025	Sep. 26, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Customer prepayments			$ 190,300		$ 243,000
Defense costs (in Dollars)				$ 50
Interest expense			217,669		$ 243,757	$ 270,350
Research and development expense			$ 11,600
Percentage of outst			50.00%	50.00%
Good faith amount		$ 45,000
Contract amount		$ 14,000
Percentage of equity interest	62.00%		62.00%	62.00%
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest expense			$ 109,400